Financial investments	3 Months Ended
Mar. 31, 2019
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments

The detail of Non-current and Current financial investments as of March 31, 2019 and December 31, 2018 is as follows:
	Balance as of March 31, 2019	Balance as of December 31, 2018
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	6,034	6,034
Derivative assets	6,297	11,571
Other receivable accounts at amortized cost	53,055	35,065
Total non-current financial investments	65,386	52,670
Contracted concessional financial assets	152,230	159,128
Derivative assets	1,481	1,582
Other receivable accounts at amortized cost	89,314	80,124
Total current financial investments	243,025	240,834

Investment in Ten West Link is a $12.5 million interest in a 114-mile transmission line in the U.S.

The increase of Non-current other receivable accounts at amortized cost is primarily due to the $19.9 million advance payment the Company made in January 2019 for the acquisition of Befesa Agua Tenés S.L.U. (see Note 1 for further details).